Consolidated and Combined Statements of Comprehensive Income - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Apr. 13, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss)	[1]	$ 1,846		$ 6,615	$ 5,349
Other comprehensive income (loss):
Unrealized gains/(losses) on derivatives			$ 100
The Company
Net income (loss)			(3,669)
Other comprehensive income (loss):
Reclassification of (gains) losses on derivatives into earnings			110
Unrealized gains/(losses) on derivatives			(30)
Other comprehensive income (loss)			80
Comprehensive income (loss)			(3,589)
Comprehensive (income) loss attributable to noncontrolling interests			0
Comprehensive income (loss) attributable to Safety, Income & Growth Inc.			$ (3,589)
Predecessor
Net income (loss)	[1],[2],[3],[4]	1,846		6,615	5,717
Other comprehensive income (loss):
Reclassification of (gains) losses on derivatives into earnings	[3]	0		0	0
Unrealized gains/(losses) on derivatives	[3]	415		0	0
Other comprehensive income (loss)	[3]	415		0	0
Comprehensive income (loss)	[3]	2,261		6,615	5,717
Comprehensive (income) loss attributable to noncontrolling interests	[3]	0		0	(368)
Comprehensive income (loss) attributable to Safety, Income & Growth Inc.	[3]	$ 2,261		$ 6,615	$ 5,349

[1]	The combined statements of changes in equity prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[2]	The combined statements of cash flows prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[3]	The combined statements of comprehensive income prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.
[4]	The combined statements of operations prior to April 14, 2017 represent the activity of Safety, Income & Growth Inc. Predecessor.